Components Of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,232,905	$ 1,891,955
OCI before reclassifications	(1,159,681)	491,562
Amounts reclassified from AOCI	(70,440)	(150,612)
Net OCI	(1,230,121)	340,951	925,686
Net OCI		340,950
Ending balance	1,002,784	2,232,905	1,891,955
Net Unrealized Gain On Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,206,473	1,871,918
OCI before reclassifications	(1,151,346)	484,260
Amounts reclassified from AOCI	(74,350)	(149,705)
Net OCI	(1,225,696)	334,555
Ending balance	980,777	2,206,473
OTTI Losses In OCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	11,313	3,533
OCI before reclassifications	(6,431)	8,671
Amounts reclassified from AOCI	3,932	(891)
Net OCI	(2,499)	7,780
Ending balance	8,814	11,313
Net Gain (loss) on Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,463	3,226
OCI before reclassifications	(443)	(1,763)
Net OCI	(443)	(1,763)
Ending balance	1,020	1,463
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	13,993	13,389
OCI before reclassifications	(1,650)	604
Net OCI	(1,650)	604
Ending balance	12,343	13,993
Pension And Postretirement Plan Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(337)	(111)
OCI before reclassifications	189	(210)
Amounts reclassified from AOCI	(22)	(16)
Net OCI	167	(226)
Ending balance	$ (170)	$ (337)